Investments Gain on Securities, Net of Investment Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Impairments	$ 0		$ 0		$ (386)
Gain on securities, net	1,432	[1]	3,542	[1]	2,271	[1]
Consolidated Investment Companies [Member]
Gain on securities, net	(1,200)		1,500		2,300
Trading Securities [Member]
Unrealized (loss) gain on trading securities	(871)		541		2,824
Realized gains	931	[2]	2,045	[2]	810	[2]
Realized losses	(830)	[2]	(958)	[2]	(1,405)	[2]
Derivatives [Member]
Unrealized (loss) gain on derivatives	(560)	[3]	190	[3]	(18)	[3]
Realized gains	570	[2],[3]	720	[2],[3]	328	[2],[3]
Realized losses	(814)	[2],[3]	(907)	[2],[3]	0	[2],[3]
Available-for-sale Securities [Member]
Realized gains	3,006	[2]	1,239	[2]	118	[2]
Realized losses	0	[2]	(6)	[2]	0	[2]
Purchased Loans [Member]
Realized gains	$ 0	[2]	$ 678	[2]	$ 0	[2]

[1]	Amounts related to consolidated investment companies totaled $(1.2) million, $1.5 million and $2.3 million for 2011, 2010 and 2009, respectively.
[2]	Realized gains and losses are computed on a specific-identification basis.
[3]	These items relate to the settlement of economic derivatives held either by certain consolidated sponsored products or Federated.